Collaboration Agreements - Schedule of Transaction Price Allocated to Identified Performance Obligation (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 17, 2020	Dec. 31, 2019
Collaboration and License Agreement | Jazz Pharmaceuticals Ireland Limited
Collaboration Agreements [Line Items]
License and Services Performance Obligation: Initial Collaboration Target #1	$ 10,792		$ 10,792
License and Services Performance Obligation: Initial Collaboration Target #2	12,974		12,974
License and Services Performance Obligation: Initial Collaboration Target #3	12,643		12,643
License and Services Performance Obligation: Initial Collaboration Target #4	15,062		15,062
Additional Target or Program Material Right Performance Obligation	3,237		3,237
Replacement Target Material Right Performance Obligation	1,198		1,198
Backup Candidate Material Right Performance Obligation: Backup Candidate #1	47		47
Backup Candidate Material Right Performance Obligation: Backup Candidate #2	47		47
Transaction Price	$ 56,000		$ 56,000
Sarepta Research Agreement
Collaboration Agreements [Line Items]
Transaction Price		$ 18,000
Research License and Services Performance Obligation		11,000
Material Right Performance Obligation: Research Target #1		1,400
Material Right Performance Obligation: Research Target #2		1,400
Material Right Performance Obligation: Research Target #3		1,400
Material Right Performance Obligation: Research Target #4		1,400
Material Right Performance Obligation: Research Target #5		$ 1,400